EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Number of shares issued (in shares)	508	503
Effect of shares issued (in shares)	1	0
Effect of shares issued on exercise of options (in shares)	3	1
Effect of conversion of convertible debentures (in shares)	0	1
Weighted average number of common shares at December 31 (basic) (in shares)	512	505	[1]
Dilutive effect of debentures converted (in shares)	0	2
Dilutive effect of share options on issue (in shares)	2	2
Weighted average number of common shares at December 31 (diluted) (in shares)	514	509	[1]
Basic earnings per common share (in CAD per share)	$ 2.66	$ 2.28	[1]
Diluted earnings per common share (in CAD per share)	$ 2.65	$ 2.28	[1]

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.